Segment information - Information by Segment (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Third-party revenue	[1],[2]	$ 100,059	$ 84,204	$ 60,515	$ 184,263	$ 116,181
Gains (losses) on change in fair value of derivatives		(3,477)	1,700	340
Operating segments
Disclosure of operating segments [line items]
Third-party revenue		100,059	84,204	60,515	184,263	116,181
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		12,403	14,074	5,537	26,477	11,559
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		4,176	3,532	1,871	7,708	3,470
Upstream | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		2,253	1,531	2,281	3,784	4,217
Upstream | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		13,951	11,940	8,793	25,892	15,852
Marketing | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		34,121	26,136	20,165	60,257	36,742
Marketing | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		153	101	55	254	108
Chemicals and Products | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		39,793	33,420	28,861	73,213	54,752
Chemicals and Products | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		718	667	505	1,385	875
Renewables and Energy Solutions | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		11,477	9,026	3,658	20,503	8,885
Renewables and Energy Solutions | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		1,522	1,242	785	2,764	1,668
Corporate | Operating segments
Disclosure of operating segments [line items]
Third-party revenue		12	16	12	28	26
Corporate | Inter-segment
Disclosure of operating segments [line items]
Third-party revenue		0	0	0	0	0
CCS earnings
Disclosure of operating segments [line items]
CCS earnings		16,759	5,140	2,741	21,899	7,171
CCS earnings | Integrated Gas
Disclosure of operating segments [line items]
CCS earnings		8,103	3,079	969	11,183	3,421
CCS earnings | Upstream
Disclosure of operating segments [line items]
CCS earnings		6,391	3,095	2,458	9,486	3,370
CCS earnings | Marketing
Disclosure of operating segments [line items]
CCS earnings		836	165	977	1,000	1,633
CCS earnings | Chemicals and Products
Disclosure of operating segments [line items]
CCS earnings		2,131	1,072	(508)	3,203	152
CCS earnings | Renewables and Energy Solutions
Disclosure of operating segments [line items]
CCS earnings		(173)	(1,536)	(564)	(1,709)	(282)
CCS earnings | Corporate
Disclosure of operating segments [line items]
CCS earnings		(529)	(736)	(592)	$ (1,264)	$ (1,124)
Sales contract
Disclosure of operating segments [line items]
Reversal of losses on purchase contracts		2,094	2,867	374
Purchase contract
Disclosure of operating segments [line items]
Reversal of gains on sales contracts		$ 1,982	$ 2,137	$ 434

[1]	See Note 2 “Segment information”.
[2]	See Note 9 “Withdrawal from Russian oil and gas activities”.